Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 63,955	$ 4,888
Federal income tax refund		$ 0
Undistributed Earnings of Foreign Subsidiaries	51,584
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	2,010
Operating Loss Carryforwards	$ 144,542
Internal Revenue Service (IRS) | Minimum
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Internal Revenue Service (IRS) | Maximum
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Foreign Tax Authority
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 28,769
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	546
Operating Loss Carryforwards	$ 131,680
State and Local Jurisdiction | Minimum
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2017
State and Local Jurisdiction | Maximum
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2017